CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING REVENUES	$ 8,928	$ 12,220	$ 17,438
EXPENSES:
Commissions	(107)	(150)	(436)
Voyage expenses	(158)	(146)	(4,799)
Vessel operating expenses	(3,266)	(2,928)	(9,714)
General and administrative expenses	(8,249)	(16,521)	(15,311)
Depreciation and amortization expenses	(6,564)	(8,180)	(4,237)
Impairment losses	(7,054)	(83,950)	(39,515)
Gain on sale of vessels, net	0	0	1,168
Management fees	0	0	(715)
Total Expenses	(25,398)	(111,875)	(73,559)
Operating loss from continuing operations	(16,470)	(99,655)	(56,121)
OTHER (EXPENSES) / INCOME, NET:
Interest and finance expense	(86,549)	(22,672)	(18,550)
Loss on extinguishment of convertible notes	(293,109)	0	0
Interest income	0	68	532
Other (expense) / income, net	(3,528)	(1,457)	1
Change in fair value of derivatives	0	0	1,592
Total other expenses, net	(383,186)	(24,061)	(16,425)
Loss before equity in net earnings in Joint Ventures	(399,656)	(123,716)	(72,546)
Loss from investments in Joint Ventures	(2,469)	0	0
Loss from continuing operations	(402,125)	(123,716)	(72,546)
Loss from discontinued operations	(1,800)	(166,679)	(13,803)
Net loss	(403,925)	(290,395)	(86,349)
Less: Net loss attributable to the noncontrolling interest	1,363	0	0
Net loss attributable to NewLead Holdings' Shareholders	$ (402,562)	$ (290,395)	$ (86,349)
Loss per share:
Continuing operations (in dollars per share)	$ (2.50)	$ (16.69)	$ (10.42)
Discontinued operations (in dollars per share)	$ (0.01)	$ (22.49)	$ (1.99)
Total (in dollars per share)	$ (2.51)	$ (39.18)	$ (12.41)
Weighted average number of shares:
Basic and diluted (in shares)	160,921,728	7,411,600	6,958,903